CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expense:
Research and development	2,257	1,640	4,734	2,157	13,762	2,089
General and administrative	3,339	2,101	7,400	3,220	7,592	3,622
Total operating expense	5,596	3,741	12,134	5,377	21,354	5,711
Loss from operations	(5,596)	(3,741)	(12,134)	(5,377)	(21,354)	(5,711)
Other income (expense):
Interest expense	(126)	(71)	(168)	(709)	(813)	(2,631)
Loss on issuance of common stock	0	0	0	(67)	(260)	(352)
Loss on issuance of debt			0	(67)	0	(6,709)
Loss on extinguishment of convertible debt					(1,250)	0
Loss on issuance of warrants	0	0	0	(3,867)	(3,867)	0
Other expense	0	(20)	0	(20)	(50)	0
Change in fair value of warrants and derivative liabilities	0	(193)	0	473	317	271
Total other income (expense)	(126)	(284)	(168)	(4,190)	(5,923)	(9,421)
Net loss	(5,722)	(4,025)	(12,302)	(9,567)	(27,277)	(15,132)
Preferred stock dividend	3,187	26	4,016	52	875	38
Net loss attributable to common stockholders	$ (8,909)	$ (4,051)	$ (16,318)	$ (9,619)	$ (28,152)	$ (15,170)
Per share net loss applicable to common stockholders':
Basic and diluted net loss per common share (in dollars per share)	$ (1.08)	$ (0.83)	$ (2.13)	$ (2.11)	$ (5.35)	$ (5.05)
Weighted average shares used in computing basic loss per share:
Basic and diluted weighted average common shares outstanding (in shares)	8,230,225	4,893,491	7,652,163	4,551,050	5,259,560	3,006,210